Godfrey & Kahn, S.C.
                   Attorneys at Law
                780 North Water Street
              Milwaukee, Wisconsin  53202
                 Tele:  (414) 273-3500
                 Fax:  (414) 273-5198


                   February 1, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE:  The Rockland Funds Trust (the "Fund")
          (Registration Nos. 333-9355; 811-7743

Ladies and Gentlemen:

     In lieu of filing the final form of Statement of Additional Information which will be used by the Fund after the effective date of the Post-Effective Amendment No. 4 to the Registration Statement on Form N-1a as required by Rule 497(c) under the Securities Act of 1933, as amended, and in accordance with Rule 497(j) under such Act, we hereby provide you with notice that (i) the final form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Statement of Additional Information contained in the Fund's Post-Effective Amendment No. 4 and (ii) the text of the Fund's Post-Effective Amendment No. 4 was filed electronically on January 27, 1999 (with an effective date of January 27, 1999).

     If you have any questions reagrding this letter, please do not hesitate to contact the undersigned.


                              Very truly yours,

                              Godfrey & Kahn, S.C.

                              /s/  Renee Hardt Torr

                              Renee Hardt Torr

RH:ica
Enclosure

cc:  Richard Pfordte - SEC
     Charles S. Cruice - Rockland
     Jeffrey T. Rauman - Firstar
     Carol A. Gehl- G&K